Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL
11.	GOODWILL

Goodwill
RMB
Balance at December 31, 2017	3,276,107
Additions due to acquisitions	612,239
Balance at December 31, 2018	3,888,346
Balance at December 31, 2018, in US$	565,536

The addition of RMB612,239 is generated from the acquisition of Skymoons occurred on July 17, 2018 (Note 3) and other insignificant acquisitions that occurred during the year ended December 31, 2018.

The Group performed a quantitative assessment by estimating the fair value of the Group as a reporting unit based on an income approach for the year ended December 31, 2017, and based on the Company’s market capitalization for the year ended December 31, 2018. The fair value of the Group exceeded its carrying value as of December 31, 2017 and 2018, respectively, and therefore the Group’s goodwill was not impaired.